Property, plant and equipment - Reconciliation of changes in property, plant and equipment, including right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 5,778	$ 13,104
Property, plant and equipment at end of period	7,811	5,778
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,056	5,751
Property, plant and equipment at end of period	5,119	2,056
Property, plant and equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,053	2,480
Property, plant and equipment at end of period	542	1,053
Property, plant and equipment | Fixtures and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	30	15
Property, plant and equipment at end of period	8	30
Property, plant and equipment | Office and lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,557	4,511
Property, plant and equipment at end of period	2,058	2,557
Property, plant and equipment | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	79	198
Property, plant and equipment at end of period	43	79
Property, plant and equipment | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3	149
Property, plant and equipment at end of period	0	3
Property, plant and equipment | Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	41	0
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	26,133	38,155
Additions	4,100	543
Additions from acquisition (note 34(B)(III))	3,137
Disposals	(2,093)	(8,313)
Written off	(2,939)	(5,190)
Exchange differences	(1,425)	938
Property, plant and equipment at end of period	26,913	26,133
Cost: | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,115	14,070
Additions	3,094	197
Additions from acquisition (note 34(B)(III))	2,511
Disposals	(162)	(2,061)
Written off	(1,681)	(1,938)
Exchange differences	(722)	847
Property, plant and equipment at end of period	14,155	11,115
Cost: | Property, plant and equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,877	7,477
Additions	375	54
Additions from acquisition (note 34(B)(III))	25
Disposals	(2)	(1,159)
Written off	(210)	(851)
Exchange differences	(420)	356
Property, plant and equipment at end of period	5,645	5,877
Cost: | Property, plant and equipment | Fixtures and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	45	37
Additions	91	6
Additions from acquisition (note 34(B)(III))	2
Disposals	0	(28)
Written off	(53)	(4)
Exchange differences	(19)	34
Property, plant and equipment at end of period	66	45
Cost: | Property, plant and equipment | Office and lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,869	15,687
Additions	484	286
Additions from acquisition (note 34(B)(III))	556
Disposals	(1,921)	(4,926)
Written off	(950)	(1,864)
Exchange differences	(262)	(314)
Property, plant and equipment at end of period	6,776	8,869
Cost: | Property, plant and equipment | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	219	519
Additions	5	0
Additions from acquisition (note 34(B)(III))	43
Disposals	0	(82)
Written off	(45)	(221)
Exchange differences	(2)	3
Property, plant and equipment at end of period	220	219
Cost: | Property, plant and equipment | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8	365
Additions	0	0
Additions from acquisition (note 34(B)(III))	0
Disposals	(8)	(57)
Written off	0	(312)
Exchange differences	0	12
Property, plant and equipment at end of period	0	8
Cost: | Property, plant and equipment | Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	51	0
Additions from acquisition (note 34(B)(III))	0
Disposals	0	0
Written off	0	0
Exchange differences	0	0
Property, plant and equipment at end of period	51	0
Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(20,355)	(25,051)
Charge for the year	4,016	5,879
Disposals	2,013	6,157
Written off	(2,381)	(4,859)
Exchange differences	875	(441)
Property, plant and equipment at end of period	(19,102)	(20,355)
Accumulated depreciation: | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(9,059)	(8,319)
Charge for the year	2,052	2,786
Disposals	128	371
Written off	(1,681)	(1,938)
Exchange differences	266	(263)
Property, plant and equipment at end of period	(9,036)	(9,059)
Accumulated depreciation: | Property, plant and equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,824)	(4,997)
Charge for the year	795	1,283
Disposals	1	1,123
Written off	(149)	(576)
Exchange differences	366	(243)
Property, plant and equipment at end of period	(5,103)	(4,824)
Accumulated depreciation: | Property, plant and equipment | Fixtures and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(15)	(22)
Charge for the year	1	8
Disposals	0	26
Written off	(20)	(4)
Exchange differences	(62)	(15)
Property, plant and equipment at end of period	(58)	(15)
Accumulated depreciation: | Property, plant and equipment | Office and lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,312)	(11,176)
Charge for the year	1,119	1,681
Disposals	1,878	4,539
Written off	(531)	(1,915)
Exchange differences	304	91
Property, plant and equipment at end of period	(4,718)	(6,312)
Accumulated depreciation: | Property, plant and equipment | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(140)	(321)
Charge for the year	39	70
Disposals	0	50
Written off	0	(204)
Exchange differences	2	(3)
Property, plant and equipment at end of period	(177)	(140)
Accumulated depreciation: | Property, plant and equipment | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5)	(216)
Charge for the year	0	51
Disposals	6	48
Written off	0	(222)
Exchange differences	(1)	(8)
Property, plant and equipment at end of period	0	(5)
Accumulated depreciation: | Property, plant and equipment | Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Charge for the year	10	0
Disposals	0	0
Written off	0	0
Exchange differences	0	0
Property, plant and equipment at end of period	$ (10)	$ 0